Filed with the Securities and Exchange Commission on May 16, 2012

                        File No. 002-96461
                        File No. 811-04257

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|___|

Pre-Effective Amendment _____	|___|
Post-Effective Amendment No. 54	| X |
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|___|

Amendment No. 58	| X |

DWS Variable Series I
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY     10154
(Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  (617) 295-1000

Caroline Pearson
Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, Massachusetts  02108
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On _______________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _______________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _______________ pursuant to paragraph (a)(2)
|__|	On _______________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:

|__|	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS Bond VIP — Class A
•	DWS Capital Growth VIP — Classes A and B
•	DWS Core Equity VIP — Classes A and B
•	DWS Global Small Cap Growth VIP — Classes A and B
•	DWS International VIP — Classes A and B

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 14th day of May 2012.

  DWS VARIABLE SERIES I

By: /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	May 14, 2012

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	May 14, 2012

/s/John W. Ballantine
John W. Ballantine*	Trustee	May 14, 2012

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	May 14, 2012

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	May 14, 2012

/s/Keith R. Fox
Keith R. Fox*	Trustee	May 14, 2012

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	May 14, 2012

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	May 14, 2012

/s/Richard J. Herring
Richard J. Herring*	Trustee	May 14, 2012

/s/William McClayton
William McClayton*	Trustee	May 14, 2012

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	May 14, 2012

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	May 14, 2012

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	May 14, 2012

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	May 14, 2012

*By:           /s/Caroline Pearson
Caroline Pearson **
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 52 to the Registration Statement, as filed on February 15, 2012; and as filed on April 28, 2008 in Post-Effective Amendment No. 43 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase